Vessels, net and advances for vessels under construction (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	$ 1,781,858
Vessel acquisitions		$ 1,256,858
Advances for vessels under construction - related party (Note 4)	24,000	0	$ 0
Vessel disposals	(80,533)	(144,235)
Balance as at end of period	1,757,897	1,781,858
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	1,999,894	923,020
Vessel acquisitions	121,583	1,256,858
Advances for vessels under construction - related party (Note 4)	24,000
Vessel disposals	(143,692)	(180,358)
Improvements	1,873	374
Balance as at end of period	2,003,658	1,999,894	923,020
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	(218,036)	(210,823)
Vessel disposals	63,159	36,123
Depreciation for the year	(66,884)	(43,336)
Balance as at end of period	(221,761)	(218,036)	(210,823)
Net book value [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	1,781,858	712,197
Vessel acquisitions	121,583	1,256,858
Advances for vessels under construction - related party (Note 4)	24,000
Vessel disposals	(80,533)	(144,235)
Improvements	1,873	374
Depreciation for the year	(66,884)	(43,336)
Balance as at end of period	$ 1,781,897	$ 1,781,858	$ 712,197